Note 23 - Share-based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2019
Deferred share grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2019	2018
Balance, beginning of year	69,481	110,012
Less: Granted	(69,481)	(40,531)
Balance, end of year	-	69,481

Performance bonus grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2019	2018
Balance, beginning of year	2,270,480	2,650,513
Less: Granted	(331,196)	(812,787)
Add: Cancelled/forfeited	243,018	432,754
Balance, end of year	2,182,302	2,270,480

Restricted share grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2019	2018
Balance, beginning of year	3,004,624	4,107,830
Less: Granted	(788,211)	(1,716,743)
Add: Cancelled/forfeited	501,361	613,537
Balance, end of year	2,717,774	3,004,624